                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  12/31/99

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Asset Management LLC
Address: One Rockefeller Plaza
         Suite 1210
         New York, NY 10020

Form 13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathaleen Lindsay
Title:   13F Compliance Officer
Phone:   212-218-4040

Signature, Place, and Date of Signing:

    /s/  Cathaleen Lindsay     New York, NY           02/10/00
    _______________________    _____________________  _________
         [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     99

Form 13F Information Table Value Total:     $175,022
                                            (thousand)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                    CHEASPEAKE ASSET MANAGEMENT LLC
                                                      FORM 13F INFORMATION TABLE
                                                         AS OF DATE:  12/31/99
  (COLUMN 1)           (COLUMN 2) (COLUMN 3) (COLUMN 4)(COLUMN 5) (COLUMN 6)         (COLUMN 7)     (COLUMN 8)
   ---------            --------   --------   --------  --------   ---------          --------       --------
                                                                INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                                                            SHARED
                        TITLE     CUSIP    FAIR MARKET SHRS OR  SOLE SHARED OTHER  OTHER     SOLE    SHARED     NONE
NAME OF ISSUER          OF CLASS  NUMBER     VALUE     PRN AMT  (A)   (B)   (C)    MGR.       (A)      (B)       (C)
--------------          --------  ------   ----------- -------  ---  -----  ----   ------    ------  -------   ------
ACUSON CORP.            COMMON   005113105 1,023,216   81,450   X                            5,500              75,950
ADVO INC.               COMMON   007585102 1,304,279   54,917   X                           17,500              37,417
AES CORP.               COMMON   00130H105 1,345,500   18,000   X                           12,200               5,800
AFLAC INC.              COMMON   001055102 5,657,970  119,904   X                           21,974              97,930
ALCOA INC.              COMMON   13817101    249,000    3,000   X                            3,000                   0
AMERADA HESS CORP.      COMMON   023551104 1,018,663   17,950   X                            5,500              12,450
AMERICA ONLINE INC.     COMMON   02364J104 7,997,225  105,400   X                           43,400              62,000
AMERICAN EXPRESS CO.    COMMON   025816109   845,547    5,086   X                            3,837               1,249
AMERICAN HOME PRODUCTS  COMMON   026609107   326,560    8,320   X                            5,400               2,920
AMYLIN PHARMACEUTICAL   COMMON   032346108   141,844   17,000   X                                               17,000
ANHEUSER BUSCH COS.
  INC.                  COMMON   035229103 1,756,850   24,788   X                            7,896              16,892
APACHE CORP.            COMMON   37411105    443,250   12,000   X                           12,000                   0
ARCHER DANIELS MIDLAND  COMMON   039483102   519,981   42,885   X                           14,420              28,465
ARGOSY GAMING CORP.     COMMON   040228108   188,773   12,130   X                           12,130                   0
AT HOME CORP.           COMMON   045919107 1,925,087   44,900   X                           20,350              24,550
BJS WHSL CLUB INC.      COMMON   05548J106 4,239,329  116,146   X                           40,992              75,154
BP AMOCO ADS            COMMON   055622104   235,708    3,974   X                                                3,974
BELL ATLANTIC CORP.     COMMON   077853109   271,306    4,407   X                                                4,407
BRISTOL MYERS SQUIBB    COMMON   110122108   384,355    5,988   X                            2,000               3,988
BRITISH TELECOM PLC     COMMON   111021408 1,927,800    8,100   X                            3,300               4,800
CABLETRON SYSTEMS INC.  COMMON   126920107 2,730,000  105,000   X                           65,500              39,500
CADBURY SCHWEPPES PLC   COMMON   127209302   403,060   16,664   X                            5,374              11,290
CAMBRIDGE TECH PARTNERS COMMON   132524109   525,000   20,000   X                           13,000               7,000
CARNIVAL CORP. CL A     COMMON   143658102 1,389,957   29,071   X                            8,000              21,071
CHASE MANHATTAN CORP.   COMMON   16161A108 4,913,734   63,250   X                           31,900              31,350
CHUBB CORP.             COMMON   171232101   585,650   10,400   X                            7,000               3,400
CHURCH & DWIGHT INC.    COMMON   171340102   378,696   14,190   X                            1,100              13,090
CIFRA SA DE CV ADR      COMMON   171785405   819,755   43,145   X                           11,786              31,359
CISCO SYSTEMS INC.      COMMON   17275R102   247,459    2,310   X                            2,310                   0
CITIGROUP INC.          COMMON   172967101 3,917,671   70,351   X                           30,700              39,651
COLGATE PALMOLIVE CO.   COMMON   194162103   371,475    5,715   X                                                5,715
COPYTELE INC.           COMMON   217721109    22,750   28,000   X                           28,000                   0
CORNING INC.            COMMON   219350105   528,644    4,100   X                                                4,100
DELPHI AUTOMOTIVE
  SYSTEMS               COMMON   247126105   223,524   14,192   X                            8,804               5,388
E I DUPONT DE NEMOURS   COMMON   263534109   339,651    5,156   X                                                5,156



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EQUITY RESIDENTIAL
 PPTYS                  COMMON   29476L107   214,932    5,035   X                            2,809               2,226
ERICSSON L M TEL CO. A  COMMON   29482140014,277,966  217,362   X                           62,200             155,162
EXXON CORP.             COMMON   30229010129,081,113  360,987   X                          348,695              12,292
FDX CORP.               COMMON   31304N107   409,375   10,000   X                            6,700               3,300
FEDERAL NAT MTG ASSN.   COMMON   313586109 2,224,336   35,625   X                           12,100              23,525
FIRST HEALTH GROUP CO.  COMMON   320960107   491,194   18,277   X                            5,000              13,277
GENERAL ELECTRIC CO.    COMMON   369604103 8,501,191   54,935   X                           11,500              43,435
GENERAL MOTORS CORP.    COMMON   370442105 1,548,825   21,308   X                           12,600               8,708
HALLIBURTON CO.         COMMON   406216101   982,100   24,400   X                           23,200               1,200
HEILIG MEYERS CO.       COMMON   422893107    45,287   16,468   X                            4,537              11,931
HOMEBASE INC.           COMMON   43738E108    70,572   23,044   X                            2,222              20,822
IMPERIAL CHEMICAL
  INDS PLC              COMMON   452704505   839,545   19,725   X                           13,400               6,325
INTEL CORP.             COMMON   458140100   214,013    2,600   X                              800               1,800
INTL BUSINESS MACHINES  COMMON   459200101 2,531,395   23,466   X                           19,228               4,238
INTERNATIONAL PAPER CO. COMMON   460146103   256,226    4,540   X                            4,540                   0
JOHNSON & JOHNSON       COMMON   478160104   244,816    2,625   X                                                2,625
LORAL SPACE & COMMUN    COMMON   G56462107 3,583,760  147,404   X                           43,954             103,450
MCI WORLDCOM            COMMON   55268B106 3,550,598   66,913   X                           30,813              36,100
MERCK & CO. INC.        COMMON   589331107 5,459,791   81,262   X                           32,300              48,962
MERRILL LYNCH & CO.
  INC.                  COMMON   590188108 1,249,688   15,000   X                           10,200               4,800
MINIMED INC.            COMMON   60365K108   366,250    5,000   X                            5,000                   0
MORGAN J P & CO. INC.   COMMON   616880100 1,076,313    8,500   X                            4,200               4,300
MOTOROLA INC.           COMMON   620076109 2,997,352   20,356   X                            4,900              15,456
NEWS CORP LTD. ADR      COMMON   652487703 1,575,900   41,200   X                           14,500              26,700
NEWSCORP LTD. SPON ADR  COMMON   652487802   518,281   15,500   X                            1,500              14,000
NOKIA CORP SPON ADR     COMMON   654902204   229,275    1,200   X                            1,200                   0
NORTH AMERICAN VACCINE  COMMON   657201109   938,025  208,450   X                          103,225             105,225
ORACLE SYSTEMS CORP.    COMMON   68389X105 2,779,150   24,800   X                           16,150               8,650
PAGING NETWORK INC.     COMMON   695542100    75,969   93,500   X                           79,500              14,000
PARAMETRIC TECHNOLOGY   COMMON   699173100 1,894,375   70,000   X                           38,000              32,000
PEPSICO INC.            COMMON   713448108   916,173   25,991   X                           15,900              10,091
PFIZER INC.             COMMON   717081103   622,800   19,200   X                                               19,200
PITNEY BOWES INC.       COMMON   724479100   550,762   11,400   X                            9,000               2,400
PIXAR                   COMMON   725811103   353,750   10,000   X                            4,400               5,600
PROCTER & GAMBLE CO.    COMMON   742718109   369,226    3,370   X                            1,000               2,370
PXRE CORP.              COMMON   693674103 1,229,631   94,587   X                           45,100              49,487
QWEST COMMUNICATIONS    COMMON   749121109   550,400   12,800   X                            9,000               3,800
REDWOOD TR INC PFD CV   CONVERT  758075600   309,225   11,400   X                                               11,400
ROYAL DUTCH PETROLEUM
  NY                    COMMON   780257804 4,115,525   67,955   X                           15,100              52,855
SBC COMMUNICATIONS INC. COMMON   78387G103   429,585    8,812   X                                                8,812
SCHLUMBERGER LTD.       COMMON   806857108 3,497,093   62,309   X                           22,900              39,409
SCIENTIFIC ATLANTA INC. COMMON   808655104   458,175    8,200   X                            5,000               3,200
SINGER CO. N V          COMMON   82930F109     9,450   18,900   X                            9,000               9,900
SOUTHDOWN INC.          COMMON   841297104   658,529   12,756   X                            3,168               9,588
SPDR TR UNIT SER 1      COMMON   78462F103   455,312    3,100   X                            1,500               1,600
TELEFONICA DE ESPANA    COMMON   879382208 1,405,731   17,836   X                            3,182              14,654
TEXAS INSTRUMENTS INC.  COMMON   882508104 2,183,725   22,600   X                           16,100               6,500


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3 COM CORP.             COMMON   885535104 1,734,300   36,900   X                           20,400              16,500
TIME WARNER INC.        COMMON   887315109   278,837    3,856   X                                                3,856
TITAN CORP.             COMMON   888266103 1,968,200   41,600   X                           26,400              15,200
TOOTSIE ROLL INDS. INC. COMMON   890516107   641,296   19,470   X                            7,164              12,306
TRANSOCEAN SEDCO FOREX  COMMON   G90078109   406,373   12,063   X                            4,433               7,630
TRIANGLE
  PHARMACEUTICALS       COMMON   89589H104   246,641   19,250   X                           19,250                   0
TRIMBLE NAV LTD.        COMMON   896239100   352,488   16,300   X                            7,500               8,800
TYCO INTERNATIONAL LTD. COMMON   902124106 1,214,148   31,132   X                           24,400               6,732
UAL CORP.               COMMON   902549500 1,783,938   23,000   X                           13,600               9,400
UNILEVER N V            COMMON   904784501 2,816,760   51,743   X                           12,945              38,798
UNION PACIFIC CORP.     COMMON   907818108   253,999    5,814   X                            4,164               1,650
UST INC.                COMMON   902911106   830,936   32,990   X                           12,000              20,990
VODAFONE GROUP PLC      COMMON   92857T107   374,467    7,565   X                                                7,565
WALT DISNEY CO.         COMMON   254687106 3,162,867  108,132   X                           43,000              65,132
WARNER LAMBERT CO.      COMMON   934488107   292,517    3,570   X                                                3,570
WIND RIVER SYSTEMS INC. COMMON   973149107 2,380,625   65,000   X                           36,700              28,300
XL CAPITAL LTD. CL A    COMMON   G98255105   741,813   14,300   X                            9,200               5,100

                                         -----------
TOTAL                                    175,022,179































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